Consolidated Statements of Financial Position - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 248,899,004	$ 303,683,683
Other financial assets	76,586,583	67,285,793
Other non-financial assets	27,260,507	19,311,851
Trade and other accounts receivable, net	332,831,088	298,892,164
Accounts receivable from related companies	9,901,543	16,161,318
Inventory	299,970,909	233,053,160
Current tax assets	17,746,106	43,383,058
Total Current Assets	1,013,195,740	981,771,027
Non-Current Assets:
Other financial assets	169,420,303	93,316,339
Other non-financial assets	79,746,695	59,412,482
Trade and other receivables	335,723	371,401
Accounts receivable from related parties	292,931	108,021
Investments accounted for under the equity method	85,192,710	91,799,267
Intangible assets other than goodwill	693,383,630	695,926,565
Goodwill	144,681,420	122,103,802
Property, plant and equipment	1,097,773,572	872,388,811
Deferred tax assets	7,081,549	4,323,174
Total Non-Current Assets	2,277,908,533	1,939,749,862
Total Assets	3,291,104,273	2,921,520,889
Current Liabilities
Other financial liabilities	110,330,460	52,997,001
Trade and other accounts payable	457,074,643	428,911,984
Accounts payable to related parties	94,376,420	96,045,624
Other provisions	1,522,426	1,314,106
Tax liabilities	28,369,276	13,411,621
Employee benefits current provisions	72,367,187	57,817,800
Other non-financial liabilities	142,103,582	42,373,160
Total Current Liabilities	906,143,994	692,871,296
Other financial liabilities	1,066,543,247	1,044,325,833
Trade accounts and other accounts payable	2,534,836	2,392,555
Accounts payable to related companies	380,465	6,007,041
Other provisions	53,723,373	53,487,790
Deferred tax liabilities	224,967,885	180,470,219
Employee benefits non-current provisions	20,160,468	18,473,946
Other non-financial liabilities	2,252,985	2,506,795
Total Non-current liabilities	1,370,563,259	1,307,664,179
EQUITY
Issued capital	270,737,574	270,737,574
Retained earnings	891,746,153	769,311,795
Other reserves	(186,074,535)	(153,758,842)
Equity attributable to owners of the parent	976,409,192	886,290,527
Non-controlling interests	37,987,828	34,694,887
Total Equity	1,014,397,020	920,985,414
Total Liabilities and Equity	$ 3,291,104,273	$ 2,921,520,889